Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 29, 2014
Entity Registrant Name	dei_EntityRegistrantName	AdvisorShares Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001408970
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 29, 2014
Document Effective Date	dei_DocumentEffectiveDate	Sep. 29, 2014
Prospectus Date	rr_ProspectusDate	Sep. 29, 2014
AdvisorShares Treesdale Rising Rates ETF (Prospectus Summary) | AdvisorShares Treesdale Rising Rates ETF | AdvisorShares Treesdale Rising Rates ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDGB